Goodwill (Details) - Schedule of Impairment Testing Cash Generating Units - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021	Dec. 31, 2020
Goodwill (Details) - Schedule of Impairment Testing Cash Generating Units [Line Items]
Goodwill	$ 5,717,174	$ 6,105,020		$ 5,828,691		$ 5,835,418	$ 5,558,462
Brazil Beef [Member]
Goodwill (Details) - Schedule of Impairment Testing Cash Generating Units [Line Items]
Goodwill	1,631,604	1,873,448		1,738,300
Seara [Member]
Goodwill (Details) - Schedule of Impairment Testing Cash Generating Units [Line Items]
Goodwill	668,282	766,970		711,821
Moy Park [Member]
Goodwill (Details) - Schedule of Impairment Testing Cash Generating Units [Line Items]
Goodwill	771,990	777,583		735,403
USA Pork [Member]
Goodwill (Details) - Schedule of Impairment Testing Cash Generating Units [Line Items]
Goodwill	694,534	694,534		694,534
Australia Meat [Member]
Goodwill (Details) - Schedule of Impairment Testing Cash Generating Units [Line Items]
Goodwill	275,099	280,915		277,116
Australia Smallgoods [Member]
Goodwill (Details) - Schedule of Impairment Testing Cash Generating Units [Line Items]
Goodwill	304,169	310,598		306,405
Pilgrim’s Food Masters [Member]
Goodwill (Details) - Schedule of Impairment Testing Cash Generating Units [Line Items]
Goodwill		336,683		320,667
Others CGUs without significant goodwill [Member]
Goodwill (Details) - Schedule of Impairment Testing Cash Generating Units [Line Items]
Goodwill	$ 1,039,814	$ 1,064,289	[1]	$ 1,044,445	[1]

[1]	They comprise about 21 Cash Generating Units (CGUs) that, due to their lower values, were allocated to the ‘other’ category as shown.